Exhibit 99
Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	3	Payment Date	June 16, 2014
Collection Period	May, 2014

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-08 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2014-A Reference Pool Balance		1,560,634,969.99	$1,517,206,634.12	$1,494,061,478.55	0.9573420
Total Note Balance		1,385,840,000.00	$1,328,858,011.32	$1,299,131,109.51	0.9374323

Total Overcollateralization		174,794,969.99	$188,348,622.80	$194,930,369.04

2014-A Exchange Note Balance		1,428,701,030.93	$1,373,214,229.03	$1,344,432,402.55	0.9410173
2014-A Exchange Note Overcollateralization		131,933,939.06	$143,992,405.09	$149,629,076.00

Overcollateralization			Beginning of Period	End of Period
2014-A Reference Pool Balance as a % of Total Note Balance			114.17%	115.00%
2014-A Reference Pool Balance as a % of 2014-A Exchange Note Balance			110.49%	111.13%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.20000%	$230,000,000.00	$173,018,011.32	$143,291,109.51	0.6230048
Class A-2a Notes	0.50000%	$132,000,000.00	$132,000,000.00	$132,000,000.00	1.0000000
Class A-2b Notes*	0.33110%	$393,000,000.00	$393,000,000.00	$393,000,000.00	1.0000000
Class A-3 Notes	0.68000%	$375,000,000.00	$375,000,000.00	$375,000,000.00	1.0000000
Class A-4 Notes	0.90000%	$120,000,000.00	$120,000,000.00	$120,000,000.00	1.0000000
Class B Notes	1.16000%	$70,290,000.00	$70,290,000.00	$70,290,000.00	1.0000000
Class C Notes	1.30000%	$65,550,000.00	$65,550,000.00	$65,550,000.00	1.0000000
Total		$1,385,840,000.00	$1,328,858,011.32	$1,299,131,109.51	0.9374323

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$29,726,901.81	$129.25	$30,758.76	$0.13	$29,757,660.57	$129.38
Class A-2a Notes	$0.00	$0.00	$55,000.00	$0.42	$55,000.00	$0.42
Class A-2b Notes	$0.00	$0.00	$115,664.27	$0.29	$115,664.27	$0.29
Class A-3 Notes	$0.00	$0.00	$212,500.00	$0.57	$212,500.00	$0.57
Class A-4 Notes	$0.00	$0.00	$90,000.00	$0.75	$90,000.00	$0.75
Class B Notes	$0.00	$0.00	$67,947.00	$0.97	$67,947.00	$0.97
Class C Notes	$0.00	$0.00	$71,012.50	$1.08	$71,012.50	$1.08
Total	$29,726,901.81	$21.45	$642,882.53	$0.46	$30,369,784.34	$21.91

II. POOL INFORMATION

2014-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,779,996,654.03	$1,517,206,634.12	$1,017,648,648.98
Change	$(29,208,002.33)	$(23,145,155.57)	$550,926.12
End of Period	$1,750,788,651.70	$1,494,061,478.55	$1,018,199,575.10
Residual Portion of Securitization Value as % of Securitization Value at end of period			68.15%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	63,870	410	63,460	285	63,175

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				21.9	20.9

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	3	Payment Date	June 16, 2014
Collection Period	May, 2014

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		381	$8,498,858.86	0.57%
61 - 90 Days Delinquent		23	$482,543.25	0.03%
91- 120 Days Delinquent		1	$26,118.36	0.00%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		405	$9,007,520.47	0.60%

		Current Period	Cumulative
Prepayment Speed		0.40%	0.34%
Memo:  Due to an administrative error, incorrect prepayment speeds were reported for the March 2014 and April 2014 Collection Periods.  For the March 2014 Collection Period, the correct “Current Period” and “Cumulative” prepayment speeds were both 0.25%, but both were incorrectly reported as 15.85%.  For the April 2014 Collection Period, the correct “Current Period” and “Cumulative” prepayment speeds were 0.37% and 0.31% respectively, but both were incorrectly reported as 0.00%.

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$24,364,828.90
plus: Payoffs				$4,811,206.25
plus: Other (including extension fees, excess charges, etc.)				$108,668.23
minus: Payaheads				$(780,207.10)
plus: Payahead Draws				$850,497.01
plus: Advances				$1,155,021.96
minus: Advance Reimbursement Amounts				$(844,283.65)
plus: Administrative Removal Amounts				$21,516.00
plus: Net Auction Proceeds				$1,936,304.75
plus: Recoveries				$21,644.67
Total Collections				$31,645,197.02

Reserve Account Balance Beginning of Period				$7,803,174.85

Total Collections Plus Reserve				$39,448,371.87

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,264,338.86	$1,264,338.86	$38,184,033.01	$0.00
2014-A Exchange Note Interest Payment	$1,599,031.68	$1,599,031.68	$36,585,001.33	$0.00
2014-A Exchange Note Principal Payment	$0.00	$0.00	$36,585,001.33	$0.00
Shortfall Payment (to cover Notes)	$7,803,174.85	$7,803,174.85	$28,781,826.48	$0.00
Reserve Account Deposit	$48,603,523.66	$28,781,826.48	$0.00	$(19,821,697.18)
Shared Amounts	$0.00	$0.00	$0.00	$0.00
Remaining Funds Released to Borrowers	$0.00	$0.00	$0.00	$0.00
Total	$59,270,069.05	$39,448,371.87	$0.00	$(19,821,697.18)

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	3	Payment Date	June 16, 2014
Collection Period	May, 2014

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2014-A Exchange Note Interest Payment				$1,599,031.68
2014-A Exchange Note Principal Payment				$28,781,826.48
Shortfall Payment (to cover Notes)				$0.00

Total				$30,380,858.16

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$30,380,858.16	$0.00
Administration Fee	$11,073.82	$11,073.82	$30,369,784.34	$0.00
Class A-1 Interest	$30,758.76	$30,758.76	$30,339,025.58	$0.00
Class A-2a Interest	$55,000.00	$55,000.00	$30,284,025.58	$0.00
Class A-2b Interest	$115,664.27	$115,664.27	$30,168,361.31	$0.00
Class A-3 Interest	$212,500.00	$212,500.00	$29,955,861.31	$0.00
Class A-4 Interest	$90,000.00	$90,000.00	$29,865,861.31	$0.00
Total Class A Interest	$503,923.03	$503,923.03		$0.00
First Priority Principal Payment	$0.00	$0.00	$29,865,861.31	$0.00
Class B Interest	$67,947.00	$67,947.00	$29,797,914.31	$0.00
Second Priority Principal Payment	$0.00	$0.00	$29,797,914.31	$0.00
Class C Interest	$71,012.50	$71,012.50	$29,726,901.81	$0.00
Specified Reserve Deposit	$0.00	$0.00	$29,726,901.81	$0.00
Regular Principal Payment	$48,603,523.66	$29,726,901.81	$0.00	$(18,876,621.85)
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00
Remaining Funds to Holder of Residual Interest	$0.00	$0.00	$0.00	$0.00
Total	$49,257,480.01	$30,380,858.16	$0.00	$(18,876,621.85)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,835,160.14
plus: Additional Advances				$1,155,021.96
minus: Advance Reimbursement Amounts				$(844,283.65)
End of Period Advance Balance				$3,145,898.45

Payaheads
Beginning of Period Payahead Balance				$2,453,338.33
plus: Additional Payaheads				$780,207.10
minus: Payahead Draws				$(850,497.01)
End of Period Payahead Balance				$2,383,048.42

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$7,803,174.85
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$7,803,174.85
Memo: Required Reserve Amount				$7,803,174.85

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Ovecollateralization Amount				$213,806,990.89
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$194,930,369.04

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	3	Payment Date	June 16, 2014
Collection Period	May, 2014

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	190	546	$4,272,922.90	$12,867,402.61
Standard Terminations	0	0	$0.00	$0.00
Total Retained	190	546	$4,272,922.90	$12,867,402.61

Returned Vehicles
Early Terminations	79	121	$1,702,962.64	$2,581,195.19
Standard Terminations	4	4	$81,316.47	$81,316.47
Total Returned	83	125	$1,784,279.11	$2,662,511.66

Charged Off Leases / Repossessed Vehicles	11	20	$245,198.73	$445,422.35
Removals by Servicer and Other	1	4	$21,516.00	$97,502.23
Total Terminations	285	695	$6,323,916.74	$16,072,838.85

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			29.12%	17.99%
Early Termination Rate (Early Terminations / Total Terminations)			94.39%	95.97%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$4,863,872.91
plus: Payahead draws			$116,051.43
minus: Unreimbursed Advances			$(13,536.09)
minus: Securitization Value of Retained Vehicles
Total	190	546	$693,465.35	$2,060,570.07
Gain (Loss) Per Retained Vehicle			$3,649.82	$3,773.94

Gain (Loss) on Returned Vehicles
Customer Payments			$138,974.83
plus: Net Auction Proceeds			$1,643,597.78
plus: Payahead Draws			$34,675.95
minus: Unreimbursed Advances			$(4,151.34)
minus: Securitization Value of Returned Vehicles			$(1,784,279.11)
Total	83	125	$28,818.11	$74,549.98
Gain (Loss) Per Returned Vehicle			$347.21	$596.40

Credit Gain (Loss) Charged Off / Repossessed Vehicles	11	20	$(26,879.52)	$(45,538.36)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(2,443.59)	$(2,276.92)

Gain (Loss) on Removals by Servicer and Other	1	4
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$(7,777.93)	$(7,777.93)

Total Gain (Loss)	285	695	$687,626.01	$2,081,803.76

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$1,643,597.78
plus: Excess Wear and Use and Excess Mileage Assessed			$20,851.82
minus: Residual Portion of Securitization Value			$(1,588,266.61)
Total	83	125	$76,182.99	$157,701.29
Residual Gain (Loss) Per Returned Vehicle			$917.87	$1,261.61

Ford Credit Auto Lease Trust 2014-A
Monthly Investor Report

Transaction Month	3	Payment Date	June 16, 2014
Collection Period	May, 2014

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.18%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract leas end value at the contract lease factor, without considering the base residual value or minimum discount rate.

***The Weighted Average is calculated based on Securitization Value.